DEBT	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT
2020 Loan Agreement
In July 2020, the Company entered into a loan and security agreement, or the 2020 Loan Agreement, with Oxford Finance LLC, or Oxford. Under the original 2020 Loan Agreement and subsequent amendments between November 2020 and October 2022, or collectively, the Amended 2020 Loan Agreement, the Company received an aggregate principal amount of $200.0 million over seven tranches, or Terms A-G.
The Company determined each of the amendments under the Amended 2020 Loan Agreement should be treated as modifications of the original 2020 Loan Agreement since the terms and resulting cash flows were not substantially changed upon each of the amendments. The Company has continued to amortize the existing debt discounts prior to modification through the Amended Maturity Date (as defined below).
As of July 1, 2023, a LIBOR Transition Event, as defined in the Amended 2020 Loan Agreement, occurred, and pursuant to the Amended 2020 Loan Agreement, Oxford selected a LIBOR Replacement Rate, as defined in the Amended 2020 Loan Agreement, replacing the 30 day U.S. Dollar London InterBank Offered Rate with the 1-Month Chicago Mercantile Exchange term secured overnight financing rate, or 1-Month CME Term SOFR, causing an amendment to the interest rate of the Company’s outstanding loans. No other terms were changed. The Company has elected the optional expedient under ASC Topic 848-20 and therefore deemed the modification to not be substantial.
As of March 31, 2024, the Company had $200.0 million in gross principal outstanding in term loans under the Amended 2020 Loan Agreement. The outstanding term loans will mature on January 1, 2027, or the Amended Maturity Date, and bear interest at a floating per annum rate equal to the greater of (1) 8.30% or (2) the sum of (i) the 1-Month CME Term SOFR on the last business day of the month that immediately precedes the month in which the interest will accrue, (ii) 0.10%, and (iii) 8.19%.
Under the Amended 2020 Loan Agreement, the repayment schedule provides for interest-only payments through February 1, 2025, followed by 23 months of principal and interest payments. In the event of a qualifying financing event in which the Company raises at least $100.0 million in upfront licensing or partnership proceeds by February 2025, the interest-only period may be extended an additional 12 months through February 1, 2026, which would then be followed by 11 months of equal payments of principal plus interest, beginning on March 1, 2026. Upon the Amended Maturity Date, a final payment of 9.0% of the original principal amount will be due to Oxford. This final payment of $18.0 million is being accreted over the life of the Amended 2020 Loan Agreement using the effective interest method. The Company has the option to prepay the outstanding balance of the term loans in full prior to the Amended Maturity Date, subject to a prepayment fee ranging from 1.0% to 3.0%, depending upon the timing of the prepayment.
The Company’s outstanding debt balance under the Amended 2020 Loan Agreement consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands).

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Term A	$10,900	$10,900
Term B	21,800	21,800
Term C	43,600	43,600
Term D	43,600	43,600
Term E	32,700	32,700
Term F	32,700	32,700
Term G	32,700	32,700
Less: debt discount	(9,790)	(11,032)
Total debt	208,210	206,968
Less: Current portion, including debt discount	(3,632)	—
Long-term debt, including debt discount and final payment fee	$204,578	$206,968
As of March 31, 2024, and unless extended in accordance with the terms described above, the Company’s interest-only period will continue through February 2025, with principal payments beginning in March 2025. Future principal payments and final fee payments will be made as follows (in thousands):

AS OF
MARCH 31, 2024
2025	$86,956
2026	104,348
2027	26,696
Total future minimum payments	218,000
Less: unamortized debt discount	(9,790)
Total debt	$208,210
The Company’s obligations under the Amended 2020 Loan Agreement are secured by a first priority security interest of substantially all of the Company’s assets with a positive lien on intellectual property. The Amended 2020 Loan Agreement includes customary events of default, including instances of a material adverse change in the Company’s operations, that may require prepayment of the outstanding term loans. Additionally, following the amendment in June 2021, the Amended 2020 Loan Agreement requires the Company to maintain a minimum cash balance of $20.0 million. As of March 31, 2024, the Company was in compliance with all covenants under the Amended 2020 Loan Agreement and has not received any notification or indication from Oxford of an intent to declare the loan due prior to maturity.
Concurrently with the amendment in February 2022, the Company issued 40,000 warrants to Oxford to purchase shares of the Company’s common stock at an exercise price of $45.00. Upon issuance, the warrants were classified as equity and recorded at their fair value of $0.7 million. See Note 4 for further discussion of these warrants.
Interest Expense
Interest expense is calculated using the effective interest method and is inclusive of non-cash amortization of the debt discount and accretion of the final payment. During the three months ended March 31, 2024, interest expense was $8.1 million, $1.2 million of which related to non-cash amortization of the debt discount and accretion of the final payment. During the three months ended March 31, 2023, interest expense was $7.6 million, $1.2 million of which related to non-cash amortization of the debt discount and accretion of the final payment.
DEBT
2020 Loan Agreement
In July 2020, the Company entered into a loan and security agreement, or the 2020 Loan Agreement, with Oxford Finance LLC, or Oxford, pursuant to which it received $10.0 million in gross proceeds, or Term A. The 2020 Loan Agreement was subsequently amended in November 2020, or the November 2020 Amendment, upon which a second tranche in an aggregate principal amount of $20.0 million was funded, or Term B, and in June 2021, or the June 2021 Amendment, upon which a third tranche in an aggregate principal amount of $40.0 million was funded, or Term C.
In February 2022, the Company entered into an additional amendment, or the February 2022 Amendment, to the 2020 Loan Agreement, collectively, the Amended 2020 Loan Agreement, upon which the Company received gross proceeds of $40.0 million, or Term D. The February 2022 Amendment also provided for an increase in the interest rate and for three future tranches of debt to be funded upon the achievement of certain milestones. In June 2022, the Company received additional gross proceeds of $30.0 million, or Term E, following the initiation of part 4 of the Phase 1 clinical trial of INBRX-105, as well as an additional $30.0 million in gross proceeds, or Term F, following the receipt of positive topline data from the Phase 1 clinical trial of INBRX-101.
In October 2022, the Company entered into an amendment to the Amended 2020 Loan Agreement, or the October 2022 Amendment. The October 2022 Amendment amended the milestone terms of the last remaining tranche, Term G, under the Amended 2020 Loan Agreement to provide for the funding of $30.0 million upon the announcement of the regulatory path for INBRX-101 rather than upon the initiation of a potentially registration-enabling clinical trial of INBRX-101. In October 2022, the Company met this milestone and drew the final tranche for additional gross proceeds of $30.0 million.
The Company determined the November 2020, June 2021, February 2022, and October 2022 Amendments should be treated as modifications of the original 2020 Loan Agreement since the terms and resulting cash flows were not substantially changed upon each of the amendments. The Company will continue to amortize the existing debt discounts prior to modification through the Amended Maturity Date (as defined below).
As of July 1, 2023, a LIBOR Transition Event, as defined in the Amended 2020 Loan Agreement, occurred, and pursuant to the Amended 2020 Loan Agreement, Oxford selected a LIBOR Replacement Rate, as defined in the Amended 2020 Loan Agreement, replacing the 30 day U.S. Dollar London InterBank Offered Rate with the 1-Month Chicago Mercantile Exchange term secured overnight financing rate, or 1-Month CME Term SOFR, causing an amendment to the interest rate of the Company’s outstanding loans. No other terms were changed. The Company has elected the optional expedient under ASC Topic 848-20 and therefore deemed the modification to not be substantial.
As of December 31, 2023, the Company has $200.0 million in gross principal outstanding in term loans under the Amended 2020 Loan Agreement. The outstanding term loans will mature on January 1, 2027, or the Amended Maturity Date, and bear interest at a floating per annum rate equal to the greater of (1) 8.30% or (2) the sum of (i) the 1 Month CME Term SOFR on the last business day of the month that immediately precedes the month in which the interest will accrue, (ii) 0.10%, and (iii) 8.19%. Under the Amended 2020 Loan Agreement, the repayment schedule provides for interest-only payments through February 1, 2025, followed by 23 months of principal and interest payments. In the event of a qualifying financing event in which the Company raises at least $100.0 million in upfront licensing or partnership proceeds by February 2025, the interest-only period may be extended an additional 12 months through February 1, 2026, which would then be followed by 11 months of equal payments of principal plus interest, beginning on March 1, 2026. Upon the Amended Maturity Date, a final payment of 9.0% of the original principal amount will be due to Oxford. This final payment of $18.0 million is being accreted over the life of the Amended 2020 Loan Agreement using the effective interest method. The Company has the option to prepay the outstanding balance of the term loans in full prior to the Amended Maturity Date, subject to a prepayment fee ranging from 1.0% to 3.0%, depending upon the timing of the prepayment.
The Company’s outstanding debt balance under the Amended 2020 Loan Agreement consisted of the following as of December 31, 2023 and December 31, 2022 (in thousands).

	AS OF DECEMBER 31,
	2023	2022
Term A	$10,900	$10,900
Term B	21,800	21,800
Term C	43,600	43,600
Term D	43,600	43,600
Term E	32,700	32,700
Term F	32,700	32,700
Term G	32,700	32,700
Less: debt discount	(11,032)	(15,931)
Long-term debt, including debt discount and final payment fee	$206,968	$202,069
As of December 31, 2023, and unless extended in accordance with the terms described above, the Company’s interest-only period will continue through February 2025, with principal payments beginning in March 2025. Future principal payments and final fee payments will be made as follows (in thousands):

AS OF DECEMBER 31, 2023
2025	$86,956
2026	104,348
2027	26,696
Total future minimum payments	218,000
Less: unamortized debt discount	(11,032)
Total debt	$206,968
The Company’s obligations under the Amended 2020 Loan Agreement are secured by a first priority security interest of substantially all of the Company’s assets with a positive lien on intellectual property. The Amended 2020 Loan Agreement includes customary events of default, including instances of a material adverse change in the Company’s operations, that may require prepayment of the outstanding term loans. Additionally, following the June 2021 Amendment, the Amended 2020 Loan Agreement requires the Company to maintain a minimum cash balance of $20.0 million. As of December 31, 2023, the Company is in compliance with all covenants under the Amended 2020 Loan Agreement and has not received any notification or indication from Oxford of an intent to declare the loan due prior to maturity.
Concurrently with the February 2022 Amendment, the Company issued 40,000 warrants to Oxford to purchase shares of the Company’s common stock at an exercise price of $45.00. Upon issuance, the warrants were classified as equity and recorded at their fair value of $0.7 million. See Note 4 for further discussion of these warrants.
Interest Expense
Interest expense is calculated using the effective interest method and is inclusive of non-cash amortization of the debt discount and accretion of the final payment. During the year ended December 31, 2023, interest expense was $31.8 million, $4.9 million of which related to non-cash amortization of the debt discount and accretion of the final payment. During the year ended December 31, 2022, interest expense was $18.2 million, $3.4 million of which related to non-cash amortization of the debt discount and accretion of the final payment.